Fair Value Measurements - Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments	$ 2,227,498,061	$ 1,979,976,789
Total investments	2,650,151,133	2,409,642,045
Dominion Energy Common Stock
EBP, Master Trust [Line Items]
Total investments	592,040,555	585,860,311
Mutual Fund
EBP, Master Trust [Line Items]
Total investments	0	10,820,286
Self-directed Brokerage Accounts
EBP, Master Trust [Line Items]
Total investments	67,226,753	39,278,045
Short Term Securities
EBP, Master Trust [Line Items]
Total investments	380,511,478	396,825,975
Investments Excluding Common Collective Trust
EBP, Master Trust [Line Items]
Total investments	659,267,308	635,958,642
Total investments	380,511,478	396,825,975
Common Collective Trust Funds
EBP, Master Trust [Line Items]
Total investments	1,568,230,753	1,344,018,147
Total investments	2,532,110,557	2,249,157,863
Investments Measured at Net Asset Value
EBP, Master Trust [Line Items]
Total investments	2,532,110,557	2,249,157,863
Investments held by the Plan
EBP, Master Trust [Line Items]
Total investments	2,227,498,061	1,979,976,789
Master Trust
EBP, Master Trust [Line Items]
Total investments	2,912,622,035	2,645,983,838
Level 1 | Dominion Energy Common Stock
EBP, Master Trust [Line Items]
Total investments	592,040,555	585,860,311
Level 1 | Mutual Fund
EBP, Master Trust [Line Items]
Total investments	0	10,820,286
Level 1 | Self-directed Brokerage Accounts
EBP, Master Trust [Line Items]
Total investments	67,226,753	39,278,045
Level 1 | Investments Excluding Common Collective Trust
EBP, Master Trust [Line Items]
Total investments	659,267,308	635,958,642
Level 2 | Short Term Securities
EBP, Master Trust [Line Items]
Total investments	380,511,478	396,825,975
Level 2 | Investments Excluding Common Collective Trust
EBP, Master Trust [Line Items]
Total investments	$ 380,511,478	$ 396,825,975